FINANCE LEASES - Operating Lease Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Lease Receivables
Operating lease receivables	$ 378,672	$ 491,946
Up to 1 year [member]
Financial Lease Receivables
Operating lease receivables	212,663	174,102
More than a year up to two years
Financial Lease Receivables
Operating lease receivables	132,019	233,334
From two to three years
Financial Lease Receivables
Operating lease receivables	$ 33,990	$ 84,510